Condensed Financial Statements of the Parent Company	12 Months Ended
Dec. 31, 2010
Condensed Financial Statements of the Parent Company [Abstract]
Condensed Financial Statements of the Parent Company

Note 20 Condensed Financial Statements of the Parent Company

        Condensed financial statements of BankUnited, Inc. are presented below (in thousands):

Condensed Balance Sheets

	December 31, 2010	December 31, 2009
Assets:
Cash and cash equivalents	$83,236	$27,717
Investment in subsidiaries	1,209,661	1,055,196
Due from subsidiaries	32,574	7,323
Deferred tax asset, net	12,574	13,623
Other assets	3,329	3,167

Total assets	$1,341,374	$1,107,026

Liabilities and Stockholder's Equity:
Liability for profits interest units of BUFH	$44,964	$8,793
FDIC warrant liability	25,000	3,168
Other liabilities	17,902	805

Total liabilities	87,866	12,766

Stockholder's equity	1,253,508	1,094,260

Total liabilities and stockholder's equity	$1,341,374	$1,107,026

Condensed Statements of Income

	Year Ended December 31, 2010	Period from April 28, 2009 Through December 31, 2009
Income:
Service fees from subsidiaries	$25,797	$3,183
Equity in earnings of subsidiaries	209,753	152,943

Total	235,550	156,126

Expense:
Employee compensation and benefits	41,817	12,124
Acquisition related costs	—	39,800
Other	3,425	1,111

Total	45,242	53,035

Income before income taxes	190,308	103,091
Provision (benefit) for income taxes	5,573	(15,955)

Net income	$184,735	$119,046

Condensed Statements of Cash Flows

	Year Ended December 31, 2010	Period from April 28, 2009 Through December 31, 2009
Cash flows from operating activities:
Net income	$184,735	$119,046
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of dividends	(149,753)	(152,943)
Stock-based compensation	1,301	210
Change in fair value of equity instruments classified as liabilities	35,062	10,497
Depreciation and amortization	100	—
Deferred income taxes	1,049	(13,057)
Increase in due from subsidiaries	(25,251)	(6,424)
Decrease (increase) in other assets	461	(3,167)
Increase in other liabilities	26,038	805

Net cash provided by (used in) operating activities	73,742	(45,033)

Cash flows from investing activities:
Capital contributions to subsidiary	—	(875,000)
Purchase of office properties and equipment	(723)	—

Net cash used in investing activities	(723)	(875,000)

Cash flows from financing activities:
Capital contribution	2,500	947,750
Dividends paid	(20,000)	—

Net cash (used in) provided by financing activities	(17,500)	947,750

Net increase in cash and cash equivalents	55,519	27,717
Cash and cash equivalents, beginning of period	27,717	—

Cash and cash equivalents, end of period	$83,236	$27,717

Supplemental schedule of non-cash investing and financing activities:

Dividends declared	$14,000	$—

        BankUnited, Inc.'s investment in the Bank totaled $1,208,706 (in thousands) at December 31, 2010. Dividends received by BankUnited, Inc. from the Bank totaled $60 million for the year ended December 31, 2010. No dividends were paid by the Bank to BankUnited, Inc. during the period ended December 31, 2009.